Related parties - Schedule of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Related party transactions [abstract]
Salaries, wages and benefits		€ 1,159	€ 1,120
Share-based payments		1,723	1,517
Supervisory Board’s fees		212	86
Total compensation to related parties	€ 500	€ 3,094	€ 2,722